Contractual Commitments: (Details Textual) (USD $)	0 Months Ended	1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended				0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended					9 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended		2 Months Ended
	Sep. 04, 2014 sqft	Jun. 30, 2014	Jan. 23, 2014	Feb. 28, 2013	Sep. 30, 2014	Dec. 31, 2013	Jan. 31, 2014 Vice President - Regulatory Affairs [Member]	Jan. 31, 2014 Vice President - Commercial Operations [Member]	Jan. 31, 2014 Chief Medical Officer and Vice President [Member]	Oct. 30, 2013 Chief Financial Officer [Member]	Sep. 12, 2014 Ramat [Member]	Jul. 16, 2014 Ramat [Member]	Feb. 28, 2013 Ramat [Member]	Sep. 12, 2014 Freiman [Member]	Jul. 16, 2014 Freiman And Ramat [Member]	Jul. 23, 2014 Freiman And Ramat [Member]	Dec. 31, 2013 Employment Contracts [Member]	Jan. 31, 2014 Employment Contracts [Member] Vice President - Regulatory Affairs [Member]	Jan. 31, 2014 Employment Contracts [Member] Vice President - Commercial Operations [Member]	Jan. 31, 2014 Employment Contracts [Member] Chief Medical Officer and Vice President [Member]	Oct. 30, 2013 Employment Contracts [Member] Chief Financial Officer [Member]	Feb. 28, 2013 Employment Contracts [Member] Chief Financial Officer [Member]	Sep. 30, 2014 Employment Contracts [Member] Chief Financial Officer [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Employment Contracts [Member] Qualifed Stock Option [Member]	Jan. 31, 2014 Employment Contracts [Member] Qualifed Stock Option [Member] Vice President - Regulatory Affairs [Member]	Jan. 31, 2014 Employment Contracts [Member] Qualifed Stock Option [Member] Vice President - Commercial Operations [Member]	Jan. 31, 2014 Employment Contracts [Member] Qualifed Stock Option [Member] Chief Medical Officer and Vice President [Member]	Oct. 30, 2013 Employment Contracts [Member] Qualifed Stock Option [Member] Chief Financial Officer [Member]	Dec. 31, 2013 Employment Contracts [Member] Maximum [Member]	Sep. 30, 2014 Employment Contracts [Member] Maximum [Member] Chief Financial Officer [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Employment Contracts [Member] Minimum [Member]	Dec. 31, 2013 Employment Contracts [Member] Minimum [Member] Chief Financial Officer [Member]	Sep. 12, 2014 Non-Qualified Stock Options [Member] Ramat [Member]	Sep. 12, 2014 Non-Qualified Stock Options [Member] Freiman [Member]	Feb. 25, 2013 Independent Contractor Agreement [Member]	Jun. 30, 2013 Medical Cash Management Solutions, LLC [Member]	Feb. 28, 2013 Series A Preferred Stock [Member] Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
General Contractor Costs				$ 20,833
Annual Salary Providing Under Agreement		180,000																	210,000	210,000	240,000														250,000
Annual Bonus Providing Under Agreement																																			50,000
Increasing Decrease In Annual Salary																					275,000														300,000
Increasing Decrease In Annual bonus																																			100,000
Consulting Fees											400,000	20,000	50,000	20,000	20,000
Service Cost Paid Under Installment													4,167
Stock Option Entitled To Related Party													300,000																								1,000,000
Stock Option Entitled To Related Party Purchase Price Per Share													$ 1.00				$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			25.00%										20.00%														25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													4 years												5 years	5 years	4 years	4 years
Bonus																													50,000	50,000	35,000	35,000
Targeted Bonus Percentage Of Base Salary		25.00%															50.00%		35.00%	35.00%			50.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage																								25.00%		20.00%	25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		50,000														400,000								650,000		100,000	125,000	650,000					250,000	50,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Period																								4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						9 years 7 months 20 days	10 years	10 years	10 years	10 years												10 years		10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price																										$ 1.76	$ 1.76	$ 1.00
Employment contract Terms																		1 Year	4 Years	4 Years
Consulting Fees Reduced Amount															10,000
Share-based Compensation Arrangement by Share-based Payment Award, Description																options to purchase 400,000 shares of the Companys common stock for their roles as directors, Co-Chairmen of the Board and Co-Chief Executive Officers. Options to purchase 200,000 shares have an exercise price of $1.11 per share, or 110% of the Companys last trading price on July 23, 2014 and were fully vested upon grant. Options to purchase the remaining 200,000 shares have an exercise price of $2.22 per share based upon two times the exercise price of $1.11 per share and vest on a daily basis up to 25% per year through July 23, 2018
Area of Land	4,000
Description of Lessor Leasing Arrangements, Operating Leases	The lease commenced September 1, 2014 and expires December 1, 2017 and has two (2) one-year renewal options.
Accrued Rent	88,000
Operating Leases, Rent Expense					6,769
Targeted Bonus Percentage Of Base Consulting Fees											50.00%
Consulting Fees Total											50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 1.36	$ 1.47																											$ 0.60	$ 0.60
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																	10 years	10 years
Severance Costs					282,000
Technology Services Costs													$ 50,000																							$ 20,000